Selected Statements of Comprehensive Loss Data (Details) - Schedule of Selected Statements of Comprehensive Loss Data - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Condensed Income Statements, Captions [Line Items]
Total general and administrative expenses	$ 225	$ 126	$ 393	$ 270	$ 703	$ 2,139
Total financial expenses, net	$ (1)	$ (2)	$ 2	$ 4	12	41
Total Research and Development Expense					1,569	1,178
Research and Development Expense [Member]
Condensed Income Statements, Captions [Line Items]
Subcontractors and consultants					1,530	551
Share based compensation						600
Laboratory services					39	27
General and Administrative Expense [Member]
Condensed Income Statements, Captions [Line Items]
Share based compensation						1,690
Consulting services					255	113
Rent and office maintenance					6	9
Others					1	38
Professional services					441	289
Financial expenses, net [Member]
Condensed Income Statements, Captions [Line Items]
Bank fees					3	3
Exchange rate differences					$ 9	$ 38